Property and Equipment, Net (Details) - Schedule of property and equipment, stated at cost less accumulated depreciation - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Subtotal	$ 3,792,577	$ 3,290,517
Less: Accumulated depreciation	441,256	212,979
Property and equipment, net	3,351,321	3,397,273
Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal	3,061,496	2,991,492
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	106,266	103,836
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	100,148	93,020
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	82,104	71,517
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	442,563	30,652
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Subtotal		$ 319,735